Leasing Arrangements	12 Months Ended
Dec. 27, 2014
Leases [Abstract]
Leasing Arrangements

(18) Leasing Arrangements

Rent expense, including short-term rentals, during the years ended December 27, 2014, December 28, 2013 and December 29, 2012 was $5.5 million, $4.0 million and $3.5 million, respectively. The Company has lease agreements associated with quarry facilities under which royalty payments are made. The payments are generally based on tons sold in a particular period; however, certain agreements have minimum annual payments. Royalty expense recorded in cost of revenue during the years ended December 27, 2014, December 28, 2013 and December 29, 2012 was $9.0 million, $4.5 million and $3.9 million, respectively. Minimum contractual commitments under long-term operating leases, which primarily relate to land, plant and equipment, and under royalty agreements as of December 27, 2014, are as follows:

	Operating Leases	Royalty Agreements
2015	$5,048	$3,303
2016	4,061	4,711
2017	3,223	4,973
2018	2,018	4,522
2019	1,469	4,265